REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment [Line Items]
Encumbrances	$ 3,235,561
Initial Cost, Land	6,067,805
Initial Cost, Building & Improvements	19,732,367
Improvements	64,262,112
Carried Cost
Land, Gross Amount	6,067,805
Building & Improvements, Gross Amount	83,994,479
Total	90,062,284	$ 87,669,998
Accumulated Depreciation	41,344,518	39,574,021
Property and Equipment	84,289,635	81,897,349
Accumulated depreciation	41,603,389	39,803,374
Investment in Real Estate
Balance at Beginning of Year	87,669,998	85,185,857
Improvements	2,392,286	2,484,141
Retirements
Balance at End of Year	90,062,284	87,669,998
Accumulated Depreciation
Balance at Beginning of Year	39,574,021	37,885,631
Additions Charged to Costs and Expenses	1,770,497	1,688,390
Retirements
Balance at End of Year	41,344,518	$ 39,574,021
Office and Rental Buildings Brooklyn, New York Fulton Street at Bond Street [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land	3,901,349
Initial Cost, Building & Improvements	7,403,468
Improvements	26,988,918
Carried Cost
Land, Gross Amount	3,901,349
Building & Improvements, Gross Amount	34,392,386
Total	38,293,735
Accumulated Depreciation	17,805,206
Investment in Real Estate
Balance at End of Year	38,293,735
Accumulated Depreciation
Balance at End of Year	17,805,206
Jamaica New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land
Initial Cost, Building & Improvements
Improvements	2,549,190
Carried Cost
Land, Gross Amount
Building & Improvements, Gross Amount	2,549,190
Total	2,549,190
Accumulated Depreciation	255,146
Investment in Real Estate
Balance at End of Year	2,549,190
Accumulated Depreciation
Balance at End of Year	255,146
Fishkill New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances	3,235,561
Initial Cost, Land	594,723
Initial Cost, Building & Improvements	7,212,116
Improvements	16,784,987
Carried Cost
Land, Gross Amount	594,723
Building & Improvements, Gross Amount	23,997,103
Total	24,591,826
Accumulated Depreciation	11,214,129
Investment in Real Estate
Balance at End of Year	24,591,826
Accumulated Depreciation
Balance at End of Year	11,214,129
Brooklyn New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land	1,324,957
Initial Cost, Building & Improvements	728,327
Improvements	17,825,397
Carried Cost
Land, Gross Amount	1,324,957
Building & Improvements, Gross Amount	18,553,724
Total	19,878,681
Accumulated Depreciation	8,480,642
Investment in Real Estate
Balance at End of Year	19,878,681
Accumulated Depreciation
Balance at End of Year	8,480,642
Levittown New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land	125,927
Initial Cost, Building & Improvements
Improvements
Carried Cost
Land, Gross Amount	125,927
Building & Improvements, Gross Amount
Total	125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville Ohio Tarlton Road [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land	120,849
Initial Cost, Building & Improvements	4,388,456
Improvements	113,620
Carried Cost
Land, Gross Amount	120,849
Building & Improvements, Gross Amount	4,502,076
Total	4,622,925
Accumulated Depreciation	3,589,395
Investment in Real Estate
Balance at End of Year	4,622,925
Accumulated Depreciation
Balance at End of Year	$ 3,589,395
Building and improvements | Minimum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Building and improvements | Maximum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property | Minimum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property | Maximum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 295,156
Accumulated depreciation	$ 258,871